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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-22440

LADENBURG THALMANN ALTERNATIVE STRATEGIES FUND

(Exact name of registrant as specified in charter)

80 Arkay Drive,  Hauppauge, New York 11788

(Address of principal executive offices)(Zip code)

James P. Ash, Esq.

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, New York 11788

________________________________________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 811-0225

Date of fiscal year end:  June 30

Date of reporting period:  July 1, 2012 - June 30, 2013

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD: (see attached table)

Registrant:Ladenburg Thalmann Alternative Strategies Fund										Item 1, Exhibit A
Investment Company Act file number:
Reporting Period: July 1, 2012 through June 30, 2013

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification		(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	HealthCare Trust of America	HTA	42225P105	July 9, 2012	Annual

7040112098360  Election of 6 director nominees listed below to serve until 2012 annual meeting of stockholders  and their successor are duly elected and qualified. 1) Scott D. Petters 2) W. Bradley Blair, III 3) Maurice J. DeWald 4) Warren D. Fix 5) Larry L. Mathis 6) Gary T. Wescombe.

							MGMT	Y	FOR ALL	FOR ALL
2	HealthCare Trust of America	HTA	42225P105	July 9, 2012	Annual	7040112098360 Ratification of the appointment of Deloitte & Touche LLP as our independent registered accounting firm for the fiscal year ending December 31, 2012	MGMT	Y	FOR	FOR
3	Steadfast Income REIT, Inc.	Private Fund	N/A	August 8, 2012	Annual	7120635475910 1. For the election of 01. Rodney F. Emery 02. Scot B. Barker 03. Larry H. Dale 04. Ella Shaw Neyland 05. James A. Shepherdson	MGMT	Y	FOR ALL	FOR ALL
4	Steadfast Income REIT, Inc.	Private Fund	N/A	August 8, 2012	Annual	7120635475910 Ratification of the appointment of Ernst & Young LLP to act as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2012	MGMT	Y	FOR	FOR
5	Hines Global REIT	Private Fund	N/A	August 23, 2012	Annual	766900001716 Election of Directors. 1. Jeffrey C. Hines 2. Colin Shepherd 3. Charles M. Baughn 4. Jack L. Farley 5. Thaomas Mitchell 6. John S. Moody 7. Peter Shaper	MGMT	Y	FOR ALL	FOR ALL
6	Hines Global REIT	Private Fund	N/A	August 23, 2012	Annual	766900001716 Approval of the appointment of Deloitte & Touche LLP as independent registered public accounting firm for 2012	MGMT	Y	FOR	FOR
7	Prospect Capital Corporation	PSEC	7438T102	12/7/2012	Annual	383669375999 Directors recommend: A vote for election o fth efollowing nominees 1. Andrew C. Cooper 2. Grier Eliasek	MGMT	N	Not voted due to administrative error	FOR ALL
8	Prospect Capital Corporation	PSEC	7438T102	12/7/2012	Annual	383669375999 To ratify the selection of BDO USA, LLP to serve as the directors recommended for the company's independent registered public accounting firm fo rhte fiscal year ending June 30, 2013	MGMT	N	Not voted due to administrative error	FOR
9	Prospect Capital Corporation	PSEC	7438T102	12/7/2012	Annual

383669375999 To authorize the compay, with approval of its board directors, to sell shares of its common stock (during th enext 12 months) at a price or prices below the company's then current net asset value per share in one or more offerings subject to certain conditions as set forth in the accompanying proxy statement, all as more fully descriped in the proxy statement.

							MGMT	N	Not voted due to administrative error	FOR
10	American Realty Capital Trust	Private Fund	02917L101	January 16, 2013	Special

390713168233 1. To approve the merger of the company with and into TAU Acquisition LLC ("Merger Sub") Pursuant to the merger agreement. Dated September 6, 2012, Among Realty income corporation, merger sub and the company and the other transatctions contemplated by the merger agreement

							MGMT	Y	FOR	FOR
11	American Realty Capital Trust	Private Fund	02917L101	January 16, 2013	Special	390713168233 2. To approve, on a non-binding, advisory basis, the compensation for that may be paid or become payable to the company's named exectuvie officers in connection with the merger.	MGMT	Y	FOR	FOR
12	American Realty Capital Trust	Private Fund	02917L101	January 16, 2013	Special	390713168233 3. To Adjourn the special meeting, if necessary and appropriate, to another time and place, to solicit additional proxies in favor or Proposal 1.	MGMT	Y	FOR	FOR
13	Pennant Park	PNNT	708062104	February 5, 2013	Special

391892265945 Consider and vote upon a proposal to authorize flexibility for the Company, with the approval of the Company's Board of Directors, to sell shares of the Company common stock, during the next 12 months, at a price below the then-current net asset value per share, subject to certain limitations described in the joint proxy statement.

							MGMT	Y	FOR	FOR
	Pennant Park	PNNT	708062104	February 5, 2013	Annual	694411424041 Election of Director 01) Arthur H. Penn	MGMT	Y	FOR	FOR
	Pennant Park	PNNT	708062104	February 5, 2013	Annual	694411424041 To ratify the selection of KPMG LLP to serve as the company's independent registered accounting firm for the fiscla year ending September 30th, 2013	MGMT	Y	FOR	FOR
	American Capital Agency Trust	AGNC	02503X105	April 30th, 2013	Annual

423035581858 1) Election of Directors: 01)Robert M. Couch 2) Morris A. Davis 3) Randy E. Dobbs 4) Larry K. Harvey 5) Prue B. Larocca 6) Alvin N. Puryear 7) Malon Wilkus         8) John R. Erickson 9) Samuel A. Flax

							MGMT	Y	FOR ALL	FOR
	American Capital Agency Trust	AGNC	02503X105	April 30th, 2013	Annual	423035581858 To approve an amendment to our Amended and Restated Certificate of Incorporation to increase the total authorized shares of our preferred stock from 10,000,000 to 20,000,000	MGMT	Y	FOR	FOR
	American Capital Agency Trust	AGNC	02503X105	April 30th, 2013	Annual	423035581858 : Ratification of appointment of Ernst and Young LLP as our independent public accountant for the year ending December 31st, 2013.	MGMT	Y	FOR	FOR
	Armour Residential Realty REIT	ARR	42315101	May 1, 2013	Annual

427204224936 Election of the following Nominees  1. Scott J. Ulm  2. Jeffrey J. Zimmer  3. Daniel C. Staton 4.  Marc H. Bell  5. Thomas K. Guba  6. Robert C. Hain  7. John P. Hollihan III  8. Stewart J. Paperin  9.  Jordan Zimmerman

							MGMT	Y	FOR ALL	FOR
	Armour Residential Realty REIT	ARR	42315101	May 1, 2013	Annual

427204224936  To approve an ammendment to Amour's Amended and Restated 2009 Stock Incentive Plan to Increase the Aggregate number of shares of common stock authgorized thereunder from 2,000,000 shares to 3% of Armour's Issued and outstanding shares of common stock (On a fully-dilluted basis) at the time of each award thereunder.

							MGMT	Y	AGAINST	AGAINST
	Armour Residential Realty REIT	ARR	42315101	May 1, 2013	Annual	427204224936 To ratify the appointment of Deloitte and Touche LLP (Delouitte) as Armour's independent public accountants for the fiscal year 2013.	MGMT	Y	FOR	FOR
	Annaly Capital Management, Inc.	NLY	35710409	May 23, 2013	Annual	835389441670 Election of Directors 1. Kevin P. Brady 2. E. Wayne Nordberg 3. Kevin G. Keyes 4. John H. Schaefer	MGMT	Y	FOR ALL	FOR
	Annaly Capital Management, Inc.	NLY	35710409	May 23, 2013	Annual	835389441670 The Management Externalization Proposal to approve our entering into a management agreement with the Manager.	MGMT	Y	FOR	FOR
	Annaly Capital Management, Inc.	NLY	35710409	May 23, 2013	Annual	835389441670 The proposal to approve a non-binding advisory resolution on execcutive compensation	MGMT	Y	FOR	FOR
	Annaly Capital Management, Inc.	NLY	35710409	May 23, 2013	Annual	835389441670 Ratification of the appointment of Ernst and Young LLP as independent public accounting firm for the Company for the 2013 fiscal year.	MGMT	Y	FOR	FOR
	Ares Capital Corporation	ARCC	04010L103	June 4, 2013	Annual	146578137489 Election of Directors 1. Frank E. O' Bryan 2. Anthony P. Ressler 3.Eric B. Siegel	MGMT	Y	FOR ALL	FOR
	Ares Capital Corporation	ARCC	04010L103	June 4, 2013	Annual	146578137489 To ratify the selection of KPMG LLP as the Company's independent accounting firm for the year ending December 31, 2013.	MGMT	Y	FOR	FOR
	Ares Capital Corporation	ARCC	04010L103	June 4, 2013	Annual

146578137489  To authorize the company with the approval of its board of directors, to sell or otherwise issue shares of its common stock at a price below its then current net asset value per share subject to the limitations set forth in the proxy statement for the 2013 annual meeting of stockholders (including, without limitation, that the numbers of shares issued does not exceed 25% of the Company's then outstanding (common stock)

							MGMT	Y	FOR	FOR
	Ares Capital Corporation	ARCC	04010L103	June 4, 2013	Annual	146578137489 To vote and otherwise represent the undersigned on such other matters as may properly come before the meeting or any adjournment or postponement thereof.	MGMT		FOR
	Hatteras Financial Corp.	HTS	41902R103	May 21, 2013	Annual	012448874061 Election of Directors 1. Michael R. Hough 2. Benjamin M. Hough 3. David W. Berson 4. Ira G. Kawaller 5. Jeffrey D. Miller 6. Thomas D. Wren	MGMT	Y	FOR ALL	FOR
	Hatteras Financial Corp.	HTS	41902R103	May 21, 2013	Annual	012448874061 To ratify the appointment of Ernst & Young LLP as the independent registered public accounting firm for the year ending December 31, 2013	MGMT	Y	FOR	FOR
	Hatteras Financial Corp.	HTS	41902R103	May 21, 2013	Annual	012448874061 To approve, by non binding vote, executive compensation.	MGMT	Y	FOR	FOR
	Hatteras Financial Corp.	HTS	41902R103	May 21, 2013	Annual	012448874061 Shareholder proposal regarding majority voting in director elections	SHAREHOLD	Y	ABSTAIN	ABSTAIN
	Markwest Energy Partners LP	MWE	570759100	May 29th,2013	Annual

243893354356  Election of Board of Directors 1. Frank M. Semple  2. Donald D. Wolf  3. Keith E. Bailey  4. Michael L. Beatty  5. Charles K. Dempster  6. Donald C. Heppermann  7. Randall J. Larson  8. Anne E. Fox  9. William P. Niccoletti

							MGMT	Y	FOR ALL	FOR
	Markwest Energy Partners LP	MWE	570759100	May 29th,2013	Annual	243893354356 Ratification of Deloitte & Touche LLP as the Partnership's Independent Registered Accountants for the Fiscal Year ending December 31,2013	MGMT	Y	FOR	FOR
	Pacific Office Properties Trust, Inc.	Private Fund	N/A	May 23, 2013	Annual	053236244994473 Election of Board of Directors 1. Jay H. Shidler 2. Michael W. Brennan	MGMT	Y	FOR ALL	FOR
	Pacific Office Properties Trust, Inc.	Private Fund	N/A	May 23, 2013	Annual	053236244994473 To ratify the appointment of Ernst & Young LLP as the independent registered public accounting firm for the year ending December 31, 2013	MGMT	Y	FOR ALL	FOR
	Pacific Office Properties Trust, Inc.	Private Fund	N/A	May 23, 2013	Annual	053236244994473 To cast an advisory vote to approve the compensation of the Company's named executive officers.	MGMT	Y	FOR	FOR
	Pacific Office Properties Trust, Inc.	Private Fund	N/A	May 23, 2013	Annual	053236244994473 To cast an advisory vote regarding the frequency of say-on-pay votes	MGMT	Y	3 YEARS	FOR
	Strategic Storage Trust, Inc	Private Fund	N/A	June 9th, 2013	Annual

7153280071092  For the election of H. Michael Schwartz, Harold "Skip" Perry and Timothy S. Morris to serve as directors until the Annual Meeting of Stockholders of
Strategic Storage Trust, Inc. to be held in the year 2014 and until their successors are elected and qualified.

							MGMT	Y	FOR ALL	FOR ALL
	Strategic Storage Trust, Inc	Private Fund	N/A	June 9th, 2013	Annual	7153280071092 For ratification of the appointment of CohnReznick LLP as our independent registered public accounting firm for the year ending December 31, 2013.	MGMT	Y	FOR	FOR
	Healthcare Trust of America, Inc.	42225P402	42225P402	July 9, 2013	Annual	029023682784 Election of Board of Directors 1. Scott D. Peters 2. W. Bradley Blair 3. Maurice J. DeWald 4. Warren D. Fix 5. Larry L. Mathias 6. Gary T. Wescombe	MGMT	Y	FOR ALL	FOR ALL
	Healthcare Trust of America, Inc.	42225P402	42225P402	July 9, 2013	Annual	029023682784 To consider and vote upon the ratification of the appointment of Deloitte & Touche LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2013.	MGMT	Y	FOR	FOR
	Healthcare Trust of America, Inc.	42225P402	42225P402	July 9, 2013	Annual	029023680528 Election of Board of Directors 1. Scott D. Peters 2. W. Bradley Blair 3. Maurice J. DeWald 4. Warren D. Fix 5. Larry L. Mathias 6. Gary T. Wescombe	MGMT	Y	FOR ALL	FOR ALL
	Healthcare Trust of America, Inc.	42225P402	42225P402	July 9, 2013	Annual	029023680528 To consider and vote upon the ratification of the appointment of Deloitte & Touche LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2013.	MGMT	Y	FOR	FOR
	Healthcare Trust of America, Inc.	42225P402	42225P402	July 9, 2013	Annual	029023683817 Election of Board of Directors 1. Scott D. Peters 2. W. Bradley Blair 3. Maurice J. DeWald 4. Warren D. Fix 5. Larry L. Mathias 6. Gary T. Wescombe	MGMT	Y	FOR ALL	FOR ALL
	Healthcare Trust of America, Inc.	42225P402	42225P402	July 9, 2013	Annual	029023683817 To consider and vote upon the ratification of the appointment of Deloitte & Touche LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2013.	MGMT	Y	FOR	FOR
24	Phillips Eddison/ARC Shopping Center REIT	Private Fund	N/A	June 6, 2013	Annual	7021829847721 Elections of Directors 1. Jeffrey Eddison 2. Michael Phillips 3. William Kahane 4. Leslie Chao 5. Ethan Hershman 6. Ronald Kirk 7. Paul Massey	MGMT	Y	FOR ALL	FOR ALL
25	FS Investment Corporation	Private Fund	302635-107	June 20,2013	Annual

334780046176 Election of Directors 1. David J Adelman  2. Gregory P. Chandler  3. Michael C. Forman  4. Barry H Frank  5. Thomas J. Gravina  6. Michael J. Hagan  7. Jeffrey K. Harrow  8. Michael J. Heller  9.  Paul Mendelson  10. Thomas J. Ridge

							MGMT	Y	FOR ALL	FOR ALL
26	FS Investment Corporation	Private Fund	302635-107	June 20,2013	Annual	334780046176 To ratify the appointment of McGladrey LLP as the Company's independent registered accounting firm for the fiscal year ending December 31, 2013	MGMT	Y	FOR	FOR
27	FS Investment Corporation	Private Fund	302635-107	June 20,2013	Annual

334780046176  TO AMEND AND RESTATE THE COMPANY'S CHARTER TO REFLECT AN AMENDMENT DESCRIBED IN THE PROXY STATEMENT, WHICH WILL BECOME EFFECTIVE UPON A FUTURE LISTING OF THE COMPANY'S OUTSTANDING SHARES OF COMMON STOCK ON A NATIONAL SECURITIES EXCHANGE (SUCH AS THE NEW YORK STOCK EXCHANGE OR THE NASDAQ STOCK MARKET), TO PROVIDE FOR A STAGGERED BOARD OF DIRECTORS.

							MGMT	Y	AGAINST	AGAINST
28	FS Investment Corporation	Private Fund	302635-107	June 20,2013	Annual

334780046176 TO AMEND AND RESTATE THE COMPANY'S CHARTER TO REFLECT ADDITIONAL AMENDMENTS DESCRIBED IN THE PROXY STATEMENT, WHICH WILL BECOME EFFECTIVE UPON A FUTURE LISTING OF THE COMPANY'S OUTSTANDING SHARES OF COMMON STOCK ON A NATIONAL SECURITIES EXCHANGE, TO DELETE CERTAIN PROVISIONS REQUIRED BY THE OMNIBUS GUIDELINES PROMULGATED BY THE NORTH AMERICAN SECURITIES ADMINISTRATORS ASSOCIATION, INC., ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.

							MGMT	Y	AGAINST	AGAINST
29	FS Investment Corporation	Private Fund	302635-107	June 20,2013	Annual

334780046176  TO AMEND AND RESTATE THE COMPANY'S CHARTER TO REFLECT AN ADDITIONAL AMENDMENT DESCRIBED IN THE PROXY STATEMENT, WHICH WILL BECOME EFFECTIVE UPON A FUTURE LISTING OF THE COMPANY'S OUTSTANDING SHARES OF COMMON STOCK ON A NATIONAL SECURITIES EXCHANGE, TO PROVIDE THAT DIRECTORS MAY BE REMOVED ONLY FOR "CAUSE" AND ONLY BY THE AFFIRMATIVE VOTE OF AT LEAST TWO-THIRDS OF THE VOTES ENTITLED TO BE CAST GENERALLY IN THE ELECTION OF DIRECTORS.

							MGMT	Y	AGAINST	AGAINST
30	FS Investment Corporation	Private Fund	302635-107	June 20,2013	Annual

334780046176 TO AMEND AND RESTATE THE COMPANY'S CHARTER TO REFLECT AN ADDITIONAL AMENDMENT DESCRIBED IN THE PROXY STATEMENT, WHICH WILL BECOME EFFECTIVE UPON A FUTURE LISTING OF THE COMPANY'S OUTSTANDING SHARES OF COMMON STOCK ON A NATIONAL SECURITIES EXCHANGE, TO PROVIDE THAT THE COMPANY MAY LIMIT A STOCKHOLDER'S RIGHT TO INSPECT THE BOOKS AND RECORDS OF THE COMPANY IF THE COMPANY'S BOARD OF DIRECTORS DETERMINES THAT SUCH STOCKHOLDER HAS AN IMPROPER PURPOSE FOR REQUESTING SUCH INSPECTION.

							MGMT	Y	AGAINST	AGAINST
31	FS Investment Corporation	Private Fund	302635-107	June 20,2013	Annual

334780046176  TO AMEND AND RESTATE THE COMPANY'S CHARTER TO REFLECT AN ADDITIONAL AMENDMENT DESCRIBED IN THE PROXY STATEMENT, WHICH WILL BECOME EFFECTIVE UPON A FUTURE LISTING OF THE COMPANY'S OUTSTANDING SHARES OF COMMON STOCK ON A NATIONAL SECURITIES EXCHANGE, TO CLARIFY THAT INDEMNIFICATION AND EXCULPATION PROVISIONS IN THE COMPANY'S AMENDED AND RESTATED CHARTER ARE SUBJECT TO THE LIMITATIONS OF THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED.

							MGMT	Y	FOR	FOR
32	FS Investment Corporation	Private Fund	302635-107	June 20,2013	Annual

334780046176  TO AMEND AND RESTATE THE COMPANY'S CHARTER TO REFLECT AN ADDITIONAL AMENDMENT DESCRIBED IN THE PROXY STATEMENT, WHICH WILL BECOME EFFECTIVE UPON A FUTURE LISTING OF THE COMPANY'S OUTSTANDING SHARES OF COMMON STOCK ON A NATIONAL SECURITIES EXCHANGE, TO REMOVE ADDITIONAL REFERENCES TO THE OMNIBUS GUIDELINES PROMULGATED BY THE NORTH AMERICAN SECURITIES ADMINISTRATORS ASSOCIATION, INC.

							MGMT	Y	FOR	FOR
33	FS Investment Corporation	Private Fund	302635-107	June 20,2013	Annual

334780046176  TO AMEND AND RESTATE THE COMPANY'S CHARTER TO REFLECT ADDITIONAL AMENDMENTS TO, AMONG OTHER THINGS, (A) INCREASE THE VOTE REQUIRED TO EFFECT CHANGES TO CERTAIN CHARTER PROVISIONS TO 80% OF ALL THE VOTES ENTITLED TO BE CAST ON THE MATTER, AND (B) REQUIRE SUCH INCREASED VOTE (I.E., 80% OF ALL THE VOTES ENTITLED TO BE CAST ON THE MATTER) TO EFFECT A LIQUIDATION OF THE COMPANY OR ANY AMENDMENT TO PROVISIONS OF THE CHARTER RELATING TO THE COMPOSITION OF THE BOARD OF DIRECTORS AND THE ELECTION OF ITS MEMBERS.

							MGMT	Y	AGAINST	AGAINST
34	FS Investment Corporation	Private Fund	302635-107	June 20,2013	Annual

334780046176  TO APPROVE AN AMENDED AND RESTATED INVESTMENT ADVISORY AGREEMENT BETWEEN THE COMPANY AND ITS INVESTMENT ADVISER, WHICH WILL BECOME EFFECTIVE UPON A FUTURE LISTING OF THE COMPANY'S OUTSTANDING SHARES OF COMMON STOCK ON A NATIONAL SECURITIES EXCHANGE.

							MGMT	Y	AGAINST	AGAINST
35	FS Investment Corporation	Private Fund	302635-107	June 20,2013	Annual

334780046176  TO AUTHORIZE FLEXIBILITY FOR THE COMPANY, WITH THE APPROVAL OF THE COMPANY'S BOARD OF DIRECTORS, TO OFFER AND SELL SHARES OF THE COMPANY'S COMMON STOCK, DURING THE 12 MONTHS FOLLOWING STOCKHOLDER APPROVAL, AT A PRICE BELOW THE THEN-CURRENT NET ASSET VALUE PER SHARE, SUBJECT TO THE COMPANY LISTING ITS OUTSTANDING SHARES OF COMMON STOCK ON A NATIONAL SECURITIES EXCHANGE AND CERTAIN LIMITATIONS DESCRIBED IN THE PROXY STATEMENT.

							MGMT	Y	AGAINST	AGAINST
36	Kayne Anderson Energy Total Return	KYE	48660P104	June 18, 2013	Annual	030964050032 Election of Directors: 1. 01- Anne K. Costin	MGMT	Y	FOR	FOR
37	Kayne Anderson Energy Total Return	KYE	48660P104	June 18, 2013	Annual	030964050032 The Ratification of the Selection of PriceWaterhouse Coopers LLP as the Company's independent registered public accounting firm for the fiscal year ending November 30, 2013.	MGMT	Y	FOR	FOR
38	Kayne Anderson Energy Total Return	KYE	48660P104	June 18, 2013	Annual	030964053321 Election of Directors: 1. 01- Anne K. Costin	MGMT	Y	FOR	FOR
39	Kayne Anderson Energy Total Return	KYE	48660P104	June 18, 2013	Annual	030964053321 The Ratification of the Selection of PriceWaterhouse Coopers LLP as the Company's independent registered public accounting firm for the fiscal year ending November 30, 2013.	MGMT	Y	FOR	FOR

Appended hereto as Exhibits A through UU is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2013 with respect to which the Registrant was entitled to vote:

          (a)  The name of the issuer of the portfolio security;

          (b)  The exchange ticker symbol of the portfolio security;

 (c)   The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

          (d)  The shareholder meeting date;

          (e)  A brief identification of the matter voted on;

          (f)  Whether the matter was proposed by the issuer or by a security holder;

          (g)  Whether the Registrant cast its vote on the matter;

 (h)  How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

          (i)  Whether the Registrant cast its vote for or against management.

SIGNATURES

See General Instruction F

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Ladenburg Thalmann Alternative Strategies Fund

By (Signature and Title)*    /s/ Andrew B. Rogers

         Andrew B. Rogers, President

Date 7/17/2013

* Print the name and title of each signing officer under his or her signature.